Financial Condition accounts outstanding with EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposits	$ 23,000	$ 36,000
E V E R T E C Inc [Member] | 100%
Related Party Transaction [Line Items]
Total	56,124	24,375
E V E R T E C Inc [Member] | 100% | Loan
Related Party Transaction [Line Items]
Loans	53,589	53,215
E V E R T E C Inc [Member] | 100% | Securities Investment Member
Related Party Transaction [Line Items]
Investment securities	35,000	35,000
E V E R T E C Inc [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Deposits	19,968	54,288
E V E R T E C Inc [Member] | 100% | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	4,085	5,132
E V E R T E C Inc [Member] | 100% | Other Liabilities Member
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	16,582	14,684
E V E R T E C Inc [Member] | Majority interest
Related Party Transaction [Line Items]
Total	28,915	12,431
E V E R T E C Inc [Member] | Majority interest | Loan
Related Party Transaction [Line Items]
Loans	27,609	27,140
E V E R T E C Inc [Member] | Majority interest | Securities Investment Member
Related Party Transaction [Line Items]
Investment securities	18,032	17,850
E V E R T E C Inc [Member] | Majority interest | Deposits Member
Related Party Transaction [Line Items]
Deposits	10,288	27,687
E V E R T E C Inc [Member] | Majority interest | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	2,105	2,617
E V E R T E C Inc [Member] | Majority interest | Other Liabilities Member
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	8,543	7,489
E V E R T E C Inc [Member] | Elimination interest
Related Party Transaction [Line Items]
Total	27,209	11,944
E V E R T E C Inc [Member] | Elimination interest | Loan
Related Party Transaction [Line Items]
Loans	25,980	26,075
E V E R T E C Inc [Member] | Elimination interest | Securities Investment Member
Related Party Transaction [Line Items]
Investment securities	16,968	17,150
E V E R T E C Inc [Member] | Elimination interest | Deposits Member
Related Party Transaction [Line Items]
Deposits	9,680	26,601
E V E R T E C Inc [Member] | Elimination interest | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	1,980	2,515
E V E R T E C Inc [Member] | Elimination interest | Other Liabilities Member
Related Party Transaction [Line Items]
Accounts payable (Other liabilities)	$ 8,039	$ 7,195